Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of foreign exchange derivative contracts, asset	$ 726,000	$ 639,000
(Loss) Gain on foreign exchange contracts	(1,688,000)	1,295,000	$ (5,784,000)
(Loss) Gain on interest rate contracts		242,000	$ 720,000
Accrued and Other Current Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of foreign exchange derivative contracts, liability	125,000	$ 927,000
Fair value of interest rate derivative contracts	$ 0